FAIR VALUE (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Transfers out of Level 3(1)	$ 0
Impairment of long-lived assets	19	$ 26
Other Comprehensive Income (Loss)
Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Change in unrealized gains relating to assets held	23	5
Cross currency interest rate contracts
Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Balance at beginning of period	5
Included in other comprehensive income (loss)	23	5
Balance at end of period	$ 28	$ 5